RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of related party transactions

	Year ended	Year ended
	December 31, 2021	December 31, 2020
	$	$
Salaries and Benefits	1,572	959
Non-executive directors’ fees	—	15
Stock-based compensation	869	554
Total	2,441	1,528